Debt (Details) (Linn Energy, LLC [Member], USD $)	12 Months Ended								12 Months Ended																		0 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Line of Credit Credit Facility		Dec. 31, 2011 Line of Credit Credit Facility		Oct. 31, 2011 Line of Credit Credit Facility	Dec. 31, 2012 Line of Credit Credit Facility Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Maximum [Member]	Dec. 31, 2012 Subordinated Debt	Dec. 31, 2011 Subordinated Debt	Dec. 31, 2012 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2009 Subordinated Debt Senior Notes Due 2017	Dec. 31, 2012 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2008 Subordinated Debt Senior Notes Due 2018	May 13, 2011 Subordinated Debt Senior Notes Due May 2019	Dec. 31, 2012 Subordinated Debt Senior Notes Due May 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due May 2019		Mar. 31, 2012 Subordinated Debt Senior Notes Due November 2019	Dec. 31, 2012 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2020	Dec. 31, 2012 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2021	Dec. 31, 2012 Less Current Maturities		Dec. 31, 2011 Less Current Maturities		Dec. 31, 2012 Total Debt Less Current Maturities		Dec. 31, 2011 Total Debt Less Current Maturities
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 1,180,000,000	[1]	$ 940,000,000	[1]										$ 41,000,000		$ 41,000,000			$ 14,000,000		$ 14,000,000				$ 750,000,000		$ 750,000,000			$ 1,800,000,000		$ 0		$ 1,300,000,000		$ 1,300,000,000			$ 1,000,000,000		$ 1,000,000,000
Long-term Debt, Current Maturities																																															0		0
Long-term Debt																																																			6,085,000,000		4,045,000,000
Debt Instrument, Unamortized Discount															(47,000,000)	(51,000,000)
Long-term Debt, Excluding Current Maturities	6,038,000,000	3,994,000,000
Long-term Debt, Fair Value				1,180,000,000	[1],[2]	940,000,000	[1],[2]										44,000,000	[2]	46,000,000	[2]		15,000,000	[2]	16,000,000	[2]			755,000,000	[2]	742,000,000	[2]		1,802,000,000	[2]	0	[2]	1,414,000,000	[2]	1,406,000,000	[2]		1,061,000,000	[2]	1,036,000,000	[2]		0	[2]	0	[2]	6,271,000,000	[2]	4,186,000,000	[2]
Debt Instrument, Interest Rate at Period End (in hundredths)				1.97%		2.57%
Line of Credit Facility, redetermined borrowing base								4,500,000,000
Line of Credit Facility, Maximum Borrowing Capacity								3,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity				1,800,000,000
Outstanding letters of credit that reduce the credit facility availability				5,000,000
Line Of Credit Facility Financing Fees And Expense Incurred				12,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)				80.00%
Line Of Credit Facility Collateral Coverage Ratio				2.5
Debt Instrument, Basis Spread on Variable Rate											1.50%	2.50%	0.50%	1.50%
Line of credit facility unused capacity commitment fee percentage (in hundredths)									0.375%	0.50%
Debt Instrument, Face Amount																					250,000,000					256,000,000	750,000,000	750,000,000				1,800,000,000									1,300,000,000					1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)																	11.75%					9.875%						6.50%					6.25%				8.625%					7.75%
Issue price of debt instruments as percentage of face amount (in hundredths)																																99.989%
Net proceeds received																																1,770,000,000
Unamortized discount																																198,000
Financing fees and expenses incurred related to the issuance of long-term debt																																29,000,000
Maximum percentage of November 2019 Senior Notes that can be redeemed on or before November 1, 2015 (in hundredths)																																35.00%
Redemption price, stated as a percentage of the face amount, for November 2019 Senior Notes redeemed on or before November 1, 2015 (in hundredths)																																106.25%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or after November 1, 2015 (in hundredths)																																103.125%
Redemption price percentage of November 2019 Senior Notes if there is a change of control (in hundredths)																																101.00%
Number Of Days For Effective Registration Statement																											400 days					400 days
Additional interest due to late registration																												850,000
Loss on extinguishment of debt	$ 0	$ 94,612,000	$ 0

[1]	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.
[2]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.